39. Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

Rentals

The Company and its subsidiaries rent equipment and property under many rental agreements with different maturity dates. Below is a list of the minimum commited rental payments under such agreements:

2018	779,585
2019	812,717
2020	845,226
2021	879,035
2022	914,196
4,230,759